Segments And Nature Of The Business (Service Revenues And Sales And After-Tax Earnings By Business Segment) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Net sales and service revenues	$ 1,430,043	$ 1,355,970	$ 1,280,545
Net income	89,304	85,979	81,831
Total interest income	809	426	444
Total interest expense	14,723	13,888	11,959
Total income tax provision	56,515	54,577	52,000
Assets	859,626	795,905	830,161
Total additions to long-lived assets	41,152	33,796	35,545
Total depreciation and amortization	30,521	29,499	29,043
VITAS [Member]
Segment Reporting Information [Line Items]
Percentage of revenue from Medicaid and Medicare programs	90.00%
Net income	86,577	80,358	79,796
Total interest income	3,883	4,293	4,852
Total interest expense	233	229	131
Total income tax provision	53,092	48,835	48,601
Assets	519,555	504,677	531,247
Total additions to long-lived assets	24,735	24,298	17,492
Total depreciation and amortization	19,043	18,480	18,900
Roto-Rooter [Member]
Segment Reporting Information [Line Items]
Net income	30,905	34,879	31,678
Total interest income	1,647	2,176	2,661
Total interest expense	433	358	233
Total income tax provision	18,770	21,353	19,547
Assets	224,735	212,234	205,601
Total additions to long-lived assets	16,132	9,426	18,035
Total depreciation and amortization	9,029	8,729	8,289
Corporate [Member]
Segment Reporting Information [Line Items]
Net income	(28,178)	(29,258)	(29,643)
Total interest income	76	91	175
Total interest expense	14,057	13,301	11,595
Total income tax provision	(15,347)	(15,611)	(16,148)
Assets	115,336	78,994	93,313
Total additions to long-lived assets	285	72	18
Total depreciation and amortization	2,449	2,290	1,854
Intercompany Eliminations [Member]
Segment Reporting Information [Line Items]
Total interest income	(4,797)	(6,134)	(7,244)
Routine Homecare [Member] | VITAS [Member]
Segment Reporting Information [Line Items]
Net sales and service revenues	778,776	718,658	666,562
Continuous Care [Member] | VITAS [Member]
Segment Reporting Information [Line Items]
Net sales and service revenues	172,063	158,466	153,050
General Inpatient [Member] | VITAS [Member]
Segment Reporting Information [Line Items]
Net sales and service revenues	114,494	110,742	105,588
Medicare Cap [Member] | VITAS [Member]
Segment Reporting Information [Line Items]
Net sales and service revenues	1,704	(1,594)	610
Sewer And Drain Cleaning [Member] | Roto-Rooter [Member]
Segment Reporting Information [Line Items]
Net sales and service revenues	138,500	138,932	135,704
Plumbing Repair And Maintenance [Member] | Roto-Rooter [Member]
Segment Reporting Information [Line Items]
Net sales and service revenues	172,310	177,363	168,625
Independent Contractors [Member] | Roto-Rooter [Member]
Segment Reporting Information [Line Items]
Net sales and service revenues	28,522	26,711	22,943
HVAC Repair And Maintenance [Member] | Roto-Rooter [Member]
Segment Reporting Information [Line Items]
Net sales and service revenues	1,109	3,410	4,183
Segment Total [Member] | VITAS [Member]
Segment Reporting Information [Line Items]
Net sales and service revenues	1,067,037	986,272	925,810
Segment Total [Member] | Roto-Rooter [Member]
Segment Reporting Information [Line Items]
Net sales and service revenues	363,006	369,698	354,735
Segment Total [Member] | VITAS And Roto-Rooter [Member]
Segment Reporting Information [Line Items]
Net income	117,482	115,237	111,474
Total interest income	5,530	6,469	7,513
Total interest expense	666	587	364
Total income tax provision	71,862	70,188	68,148
Assets	744,290	716,911	736,848
Total additions to long-lived assets	40,867	33,724	35,527
Total depreciation and amortization	28,072	27,209	27,189
Other Products And Services [Member] | Roto-Rooter [Member]
Segment Reporting Information [Line Items]
Net sales and service revenues	$ 22,565	$ 23,282	$ 23,280
Sales [Member] | VITAS [Member]
Segment Reporting Information [Line Items]
Relative contribution of each segment to service revenues and sales (Percentage)	75.00%	73.00%
Sales [Member] | Roto-Rooter [Member]
Segment Reporting Information [Line Items]
Relative contribution of each segment to service revenues and sales (Percentage)	25.00%	27.00%